UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,		EH1 3AN
(Address of principal executive offices)		(Zip code)

Angus NG Macdonald 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

March 31, 2015 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 97.7%
ARGENTINA — 1.5%
MercadoLibre, Inc.	294,209	$36,046,487

AUSTRALIA — 2.4%
Brambles Ltd.	2,887,363	25,250,565
Cochlear Ltd.	296,509	20,384,005
Treasury Wine Estates Ltd.	3,063,803	11,904,130
		57,538,700
BERMUDA — 0.1%
Seadrill Ltd.	354,612	3,320,444

BRAZIL — 0.8%
Embraer SA ADR	641,932	19,739,409

CANADA — 3.1%
Constellation Software, Inc.	30,758	10,630,944
Fairfax Financial Holdings Ltd.	87,275	48,924,440
Ritchie Bros. Auctioneers, Inc.	533,550	13,306,737
		72,862,121
CHINA — 3.7%
Alibaba Group Holding Ltd. ADR (a)	217,964	18,143,323
Baidu, Inc. ADR (a)	192,864	40,192,858
Bitauto Holdings Ltd. ADR (a)	287,960	14,651,405
Want Want China Holdings Ltd.	14,398,000	15,321,891
		88,309,477
DENMARK — 3.4%
DSV A/S	921,181	28,629,219
Novo Nordisk A/S, B Shares	520,018	27,760,529
Novozymes A/S, B Shares	565,008	25,792,048
		82,181,796
FINLAND — 2.8%
Kone Oyj, B Shares	680,035	30,152,832
Sampo Oyj, A Shares	722,479	36,440,529
		66,593,361

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value
FRANCE — 3.1%
Compagnie Generale d’Optique Essillor International SA	271,944	$31,223,158
Edenred	650,851	16,238,584
Lafarge SA	421,756	27,418,526
		74,880,268
GERMANY — 6.1%
Brenntag AG	390,783	23,347,076
Continental AG	159,778	37,627,007
Deutsche Boerse AG	480,004	39,172,472
MTU Aero Engines AG	156,212	15,303,902
SAP SE	425,650	30,764,743
		146,215,200
HONG KONG — 3.2%
Hang Seng Bank Ltd.	1,469,800	26,601,711
Hong Kong Exchanges and Clearing Ltd.	2,014,300	49,375,037
		75,976,748
INDIA — 0.7%
IDFC Ltd.	5,975,174	15,919,541

IRELAND — 4.2%
CRH Plc.	1,164,736	30,262,190
James Hardie Industries Plc. SE CDI	2,221,712	25,700,347
Ryanair Holdings Plc. ADR	666,006	44,469,221
		100,431,758
JAPAN — 11.0%
FANUC Corp.	133,400	29,123,062
Fast Retailing Co., Ltd.	75,700	29,270,021
Japan Exchange Group, Inc.	1,399,900	40,531,056
Rakuten, Inc.	2,436,800	42,907,528
Shimano, Inc.	205,500	30,537,747
SMC Corp.	123,200	36,684,501
Sumitomo Mitsui Trust Holdings, Inc.	6,218,000	25,830,042
Toyota Tsusho Corp.	1,036,700	27,428,599
		262,312,556
NETHERLANDS — 3.3%
Heineken Holding NV	478,235	32,909,345
Unilever NV CVA	796,714	33,292,604
Yandex NV, Class A (a)	766,400	11,622,456
		77,824,405

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value
PERU — 0.7%
Credicorp Ltd.	126,686	$17,815,852

PORTUGAL — 0.2%
Galp Energia, SGPS, SA	477,745	5,166,464

RUSSIA — 1.1%
Magnit PJSC GDR Reg S	512,578	26,085,740

SINGAPORE — 1.5%
United Overseas Bank Ltd.	2,100,204	35,203,967

SOUTH AFRICA — 3.6%
Massmart Holdings Ltd.	915,459	11,292,006
Naspers Ltd., N Shares	490,041	75,167,887
		86,459,893
SOUTH KOREA — 5.3%
Hyundai Mobis Co., Ltd.	55,281	12,245,051
NAVER Corp.	39,143	23,615,101
Samsung Electronics Co., Ltd.	50,042	64,892,132
SK Telecom Co., Ltd.	105,450	25,947,713
		126,699,997
SPAIN — 1.7%
Inditex SA	1,251,446	40,178,373

SWEDEN — 5.3%
Atlas Copco AB, B Shares	1,757,717	51,904,342
Svenska Handelsbanken AB, A Shares	1,241,367	55,906,866
Volvo AB, B Shares	1,472,296	17,818,070
		125,629,278
SWITZERLAND — 3.4%
Compagnie Financiere Richemont SA	185,000	14,864,915
Nestle SA	876,217	65,981,279
		80,846,194
TAIWAN — 4.1%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,472,420	19,986,635
Taiwan Semiconductor Manufacturing Co., Ltd.	16,941,000	78,734,340
		98,720,975
TURKEY — 0.6%
BIM Birlesik Magazalar A/S	834,084	14,777,140

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value
UNITED KINGDOM — 19.3%
Amlin Plc.	3,517,822	$26,344,084
Antofagasta Plc.	1,126,890	12,190,961
ARM Holdings Plc.	2,900,551	47,108,445
ASOS Plc. (a)	246,780	13,209,285
BG Group Plc.	1,442,148	17,700,468
British American Tobacco Plc.	520,114	26,933,486
Burberry Group Plc.	582,700	14,963,957
Capita Plc.	1,896,258	31,346,518
Experian Plc.	1,768,523	29,274,257
Hargreaves Lansdown Plc.	1,407,272	24,004,053
Petrofac Ltd.	1,062,142	14,952,933
Prudential Plc.	1,813,569	45,004,320
Rio Tinto Plc.	1,091,266	45,000,195
Rolls-Royce Holdings Plc. (a)	1,266,549	17,863,267
St James’s Place Plc.	1,749,108	24,192,154
Standard Chartered Plc.	1,458,024	23,615,092
Tullow Oil Plc.	2,930,685	12,285,988
Wolseley Plc.	586,791	34,681,841
		460,671,304
UNITED STATES — 1.5%
Copa Holdings SA, Class A	180,630	18,238,211
PriceSmart, Inc.	220,011	18,696,535
		36,934,746
Total Common Stocks (cost $1,799,246,265)		2,335,342,194

PREFERRED STOCKS — 0.7%
BRAZIL — 0.7%
Itau Unibanco Holding SA ADR (cost $23,013,055)	1,505,175	16,647,235

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Value
TOTAL INVESTMENTS — 98.4% (cost $1,822,259,320)	$2,351,989,429
Other assets less liabilities — 1.6%	37,816,287
NET ASSETS — 100.0%	$2,389,805,716

(a)         Non-income producing security.

ADR	-	American Depositary Receipt.
CDI	-	CHESS Depositary Interest.
CVA	-	Certificate Van Aandelen (Bearer).
GDR	-	Global Depositary Receipt.

Reg S - Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2015, the aggregate cost of investment securities for income tax purposes was approximately $1,822,259,320. Net unrealized appreciation aggregated $529,730,109 of which $686,261,359 related to appreciated investment securities and $156,531,250 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$36,046,487	$—	$—	$36,046,487
Australia	—	57,538,700	—	57,538,700
Bermuda	—	3,320,444	—	3,320,444
Brazil	19,739,409	—	—	19,739,409
Canada	72,862,121	—	—	72,862,121
China	72,987,586	15,321,891	—	88,309,477
Denmark	—	82,181,796	—	82,181,796
Finland	—	66,593,361	—	66,593,361
France	—	74,880,268	—	74,880,268
Germany	—	146,215,200	—	146,215,200
Hong Kong	—	75,976,748	—	75,976,748
India	—	15,919,541	—	15,919,541
Ireland	44,469,221	55,962,537	—	100,431,758
Japan	—	262,312,556	—	262,312,556
Netherlands	11,622,456	66,201,949	—	77,824,405
Peru	17,815,852	—	—	17,815,852
Portugal	—	5,166,464	—	5,166,464
Russia	—	26,085,740	—	26,085,740
Singapore	—	35,203,967	—	35,203,967
South Africa	—	86,459,893	—	86,459,893
South Korea	—	126,699,997	—	126,699,997
Spain	—	40,178,373	—	40,178,373
Sweden	—	125,629,278	—	125,629,278
Switzerland	—	80,846,194	—	80,846,194
Taiwan	—	98,720,975	—	98,720,975
Turkey	—	14,777,140	—	14,777,140
United Kingdom	—	460,671,304	—	460,671,304
United States	36,934,746	—	—	36,934,746
Total Common Stocks	312,477,878	2,022,864,316	—	2,335,342,194
Preferred Stocks
Brazil	16,647,235	—	—	16,647,235
Total	$329,125,113	$2,022,864,316	$—	$2,351,989,429

Fair value of Level 2 and Level 1 investments at December 31, 2014 was $1,917,090,343 and $335,946,812, respectively. $19,480,276 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Trust’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Portfolio of Investments

March 31, 2015 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 99.1%
ARGENTINA — 1.3%
MercadoLibre, Inc.	250,300	$30,666,756

AUSTRALIA — 0.9%
Cochlear Ltd.	143,913	9,893,539
Fortescue Metals Group Ltd.	7,302,199	10,809,428
		20,702,967
CHINA — 13.9%
Alibaba Group Holding Ltd. ADR (a)	846,258	70,442,516
Baidu, Inc. ADR (a)	512,246	106,752,066
JD.com, Inc. ADR (a)	385,200	11,317,176
New Oriental Education & Technology Group, Inc. ADR (a)	726,200	16,099,854
Tencent Holdings Ltd.	6,128,300	116,375,911
Youku Tudou, Inc. ADR (a)	501,166	6,264,575
		327,252,098
DENMARK — 3.8%
Chr. Hansen Holding A/S	318,100	14,605,206
Novo Nordisk A/S, B Shares	871,062	46,500,586
Novozymes A/S, B Shares	643,490	29,374,672
		90,480,464
FRANCE — 5.2%
Compagnie Generale d’Optique Essillor International SA	182,045	20,901,435
Kering	203,879	39,800,870
L’Oreal SA	339,164	62,470,590
		123,172,895
GERMANY — 3.7%
Aixtron SE NA (a)	789,310	5,942,275
HeidelbergCement AG	199,875	15,806,515
MorphoSys AG (a)	121,541	7,668,364
Rocket Internet SE 144A (a) (b)	512,649	25,403,141
SMA Solar Technology AG (a)	172,524	2,203,522
Volkswagen AG	80,255	20,635,265
Zalando SE 144A (a) (b)	389,737	9,747,406
		87,406,488
HONG KONG — 4.9%
AIA Group Ltd.	13,956,200	87,623,800
Hong Kong Exchanges and Clearing Ltd.	1,128,201	27,654,752
		115,278,552

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value
INDIA — 0.6%
Housing Development Finance Corp. Ltd.	693,500	$14,580,950

IRELAND — 1.6%
Bank of Ireland (a)	61,751,104	23,347,790
James Hardie Industries Plc. SE CDI	1,189,131	13,755,644
		37,103,434
ITALY — 9.1%
EXOR SpA	621,769	28,203,432
Fiat Chrysler Automobiles NV (a)	7,435,527	120,708,396
UniCredit SpA	9,707,161	65,826,830
		214,738,658
JAPAN — 11.6%
Don Quijote Holdings Co., Ltd.	192,500	15,647,993
M3, Inc.	772,600	16,390,610
Rakuten, Inc.	4,833,700	85,112,490
Sanrio Co., Ltd.	222,600	5,946,252
SBI Holdings, Inc.	1,158,200	14,020,442
SMC Corp.	162,000	48,237,736
SoftBank Corp.	1,498,000	87,242,692
		272,598,215
NETHERLANDS — 1.2%
ASML Holding NV	185,552	18,811,093
Gemalto NV	114,646	9,134,769
		27,945,862
NORWAY — 1.0%
Schibsted ASA	402,117	23,252,426

PERU — 0.8%
Credicorp Ltd.	134,516	18,916,985

PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	992,137	12,484,774

RUSSIA — 0.7%
Magnit PJSC GDR Reg S	239,858	12,206,676
Mail.ru Group Ltd. GDR Reg S (a)	274,238	5,415,634
		17,622,310
SINGAPORE — 0.6%
Singapore Exchange Ltd.	2,236,000	13,258,058

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value
SOUTH KOREA — 2.1%
Celltrion, Inc. (a)	330,334	$20,750,154
NAVER Corp.	46,407	27,997,496
		48,747,650
SPAIN — 9.1%
Banco Popular Espanol SA	13,367,107	65,380,276
Banco Santander SA	4,593,748	34,436,306
Distribuidora Internacional de Alimentacion SA	2,160,683	16,861,817
Inditex SA	3,024,406	97,100,245
		213,778,644
SWEDEN — 10.2%
Alfa Laval AB	1,161,683	22,815,884
Atlas Copco AB, A Shares	2,216,876	71,768,410
Elekta AB, B Shares	1,349,055	12,132,198
Investment AB Kinnevik, B Shares	1,630,109	54,416,783
Sandvik AB	1,628,823	18,239,635
Svenska Handelsbanken AB, A Shares	1,047,443	47,173,202
Volvo AB, B Shares	1,238,038	14,983,025
		241,529,137
SWITZERLAND — 3.6%
Compagnie Financiere Richemont SA	435,008	34,953,280
Swatch Group AG (The)	19,604	8,290,662
Syngenta AG	119,483	40,591,793
		83,835,735
TURKEY — 0.4%
BIM Birlesik Magazalar A/S	577,671	10,234,371

UNITED KINGDOM — 12.4%
Aggreko Plc.	1,505,925	34,064,623
ARM Holdings Plc.	3,969,240	64,465,243
ASOS Plc. (a)	241,429	12,922,865
Meggitt Plc.	1,348,474	10,961,236
Ocado Group Plc. (a)	2,246,669	11,707,987
Prudential Plc.	2,549,270	63,260,986
Rolls-Royce Holdings Plc. (a)	5,214,607	73,546,241
Standard Chartered Plc.	1,315,074	21,299,782
		292,228,963

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Value
TOTAL INVESTMENTS — 99.1% (cost $1,626,332,676)	$2,337,816,392
Other assets less liabilities — 0.9%	20,060,998
NET ASSETS — 100.0%	$2,357,877,390

(a)         Non-income producing security.

(b)         144 A — Securities are exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2015, the net value of these securities was $35,150,547, representing 1.5% of net assets.

ADR	-	American Depositary Receipt.
CDI	-	CHESS Depositary Interest.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2015, the aggregate cost of investment securities for income tax purposes was approximately $1,626,332,676. Net unrealized appreciation aggregated $711,483,716 of which $855,984,664 related to appreciated investment securities and $144,500,948 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$30,666,756	$—	$—	$30,666,756
Australia	—	20,702,967	—	20,702,967
China	210,876,187	116,375,911	—	327,252,098
Denmark	—	90,480,464	—	90,480,464
France	—	123,172,895	—	123,172,895
Germany	35,150,547	52,255,941	—	87,406,488
Hong Kong	—	115,278,552	—	115,278,552
India	—	14,580,950	—	14,580,950
Ireland	—	37,103,434	—	37,103,434
Italy	—	214,738,658	—	214,738,658
Japan	—	272,598,215	—	272,598,215
Netherlands	—	27,945,862	—	27,945,862
Norway	—	23,252,426	—	23,252,426
Peru	18,916,985	—	—	18,916,985
Portugal	—	12,484,774	—	12,484,774
Russia	—	17,622,310	—	17,622,310
Singapore	—	13,258,058	—	13,258,058
South Korea	—	48,747,650	—	48,747,650
Spain	—	213,778,644	—	213,778,644
Sweden	12,132,198	229,396,939	—	241,529,137
Switzerland	—	83,835,735	—	83,835,735
Turkey	—	10,234,371	—	10,234,371
United Kingdom	—	292,228,963	—	292,228,963
Total	$307,742,673	$2,030,073,719	$—	$2,337,816,392

There were no transfers between levels for the period beginning December 31, 2014 and ending March 31, 2015.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Portfolio of Investments

March 31, 2015 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS — 97.5%
AUSTRALIA — 5.5%
Brambles Ltd.	232,604	$2,034,168
Cochlear Ltd.	62,146	4,272,330
Mesoblast Ltd. (a)	187,516	516,720
Seek Ltd.	232,338	3,012,432
Treasury Wine Estates Ltd.	318,916	1,239,119
		11,074,769
CHINA — 3.4%
Baidu, Inc. ADR (a)	12,300	2,563,320
JD.com, Inc. ADR (a)	34,000	998,920
Mindray Medical International Ltd. ADR	52,303	1,430,487
Tsingtao Brewery Co., Ltd., Class H	279,943	1,877,146
		6,869,873
DENMARK — 5.3%
Carlsberg A/S, B Shares	41,157	3,393,657
Novo Nordisk A/S, B Shares	103,465	5,523,353
Novozymes A/S, B Shares	38,617	1,762,827
		10,679,837
FINLAND — 1.5%
Kone Oyj, B Shares	66,890	2,965,911

FRANCE — 1.1%
Legrand SA	40,836	2,211,986

GERMANY — 1.1%
adidas AG	27,027	2,134,133

HONG KONG — 3.9%
Cafe de Coral Holdings Ltd.	299,702	1,072,805
BOC Hong Kong Holdings Ltd.	450,460	1,606,549
Jardine Matheson Holdings Ltd.	52,800	3,336,498
Jardine Strategic Holdings Ltd.	19,900	695,116
Li & Fung Ltd.	1,292,782	1,262,324
		7,973,292
INDIA — 1.3%
Mahindra & Mahindra Ltd. GDR	134,809	2,581,592

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	137,636	$244,992

ITALY — 2.3%
CNH Industrial NV	235,267	1,928,074
EXOR SpA	57,928	2,627,613
		4,555,687
JAPAN — 17.4%
Asahi Group Holdings Ltd.	91,900	2,914,007
Kao Corp.	80,200	4,004,710
MS&AD Insurance Group Holdings, Inc.	174,500	4,885,308
Olympus Corp. (a)	80,700	2,992,000
Rakuten, Inc.	237,400	4,180,174
Sankyo Co., Ltd.	29,100	1,033,532
Shimano, Inc.	35,400	5,260,517
Shiseido Co., Ltd.	154,600	2,742,612
SMC Corp.	8,600	2,560,769
SUGI Holdings Co., Ltd.	26,700	1,320,480
THK Co., Ltd.	132,500	3,366,931
		35,261,040
NEW ZEALAND — 0.8%
Trade Me Group Ltd.	616,527	1,702,803

PORTUGAL — 1.0%
Jeronimo Martins SGPS SA	166,515	2,095,378

SINGAPORE — 1.7%
United Overseas Bank Ltd.	199,162	3,338,386

SOUTH AFRICA — 2.5%
Clicks Group Ltd.	253,962	1,911,461
Naspers Ltd., N Shares	20,948	3,213,235
		5,124,696
SOUTH KOREA — 2.3%
Samsung Electronics Co., Ltd. GDR Reg S	3,137	2,017,592
Samsung Fire & Marine Insurance Co., Ltd.	10,813	2,607,127
		4,624,719
SPAIN — 2.9%
Corporacion Financiera Alba SA	19,908	966,793
Distribuidora Internacional de Alimentacion SA	344,365	2,687,400
Inditex SA	69,521	2,232,011
		5,886,204

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

SWEDEN — 8.3%
Atlas Copco AB, B Shares	141,050	$4,165,123
Investment AB Kinnevik, B Shares	158,088	5,277,341
Investor AB, B Shares	54,420	2,166,287
Svenska Handelsbanken AB, A Shares	116,408	5,242,613
		16,851,364
SWITZERLAND — 10.6%
Geberit AG	7,833	2,931,232
Mettler-Toledo International, Inc. (a)	10,398	3,417,303
Nestle SA	65,291	4,916,572
Roche Holding AG — Genusschein	20,951	5,757,169
Schindler Holding AG, Participating Certificates	14,896	2,472,166
UBS Group AG (a)	107,288	2,011,769
		21,506,211
TAIWAN — 2.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	396,338	2,281,251
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	150,259	3,528,081
		5,809,332
TURKEY — 0.7%
Turkiye Garanti Bankasi A/S	458,395	1,494,866

UNITED KINGDOM — 19.5%
ASOS Plc. (a)	77,857	4,167,418
Auto Trader Group Plc. 144A (a)(b)	368,437	1,375,907
BG Group Plc.	248,989	3,056,012
BHP Billiton Plc.	89,479	1,963,636
Burberry Group Plc.	64,780	1,663,575
Hargreaves Lansdown Plc.	227,267	3,876,528
Imagination Technologies Group Plc. (a)	371,739	1,162,425
Intertek Group Plc.	53,425	1,978,894
John Wood Group Plc.	232,350	2,180,748
Johnson Matthey Plc.	76,040	3,809,835
Jupiter Fund Management Plc.	256,324	1,555,154
KAZ Minerals Plc. (a)	239,488	760,657
Mitchells & Butlers Plc. (a)	346,366	2,147,395
Rightmove Plc.	70,710	3,136,947
Standard Chartered Plc.	153,542	2,486,865
Unilever Plc.	68,329	2,850,910
Weir Group Plc. (The)	51,504	1,299,625
		39,472,531

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

UNITED STATES — 1.4%
Coca-Cola Enterprises, Inc.	62,230	$2,750,566

Total Common Stocks (cost $173,369,358)		197,210,168

PREFERRED STOCKS — 0.7%
BRAZIL — 0.7%
Itau Unibanco Holding SA ADR (cost $1,610,315)	123,513	1,366,054

TOTAL INVESTMENTS — 98.2% (cost $174,979,673)		$198,576,222
Other assets less liabilities — 1.8%		3,685,718
NET ASSETS — 100.0%		$202,261,940

(a)              Non-income producing security.

(b)             144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2015, the net value of these securities was $1,375,907, representing 0.7% of net assets.

ADR  -  American Depositary Receipt.

GDR  -  Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2015, the aggregate cost of investment securities for income tax purposes was approximately $174,979,673. Net unrealized appreciation aggregated $23,596,549 of which $30,439,026 related to appreciate investment securities and $6,842,477 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$11,074,769	$—	$11,074,769
China	4,992,727	1,877,146	—	6,869,873
Denmark	—	10,679,837	—	10,679,837
Finland	—	2,965,911	—	2,965,911
France	—	2,211,986	—	2,211,986
Germany	—	2,134,133	—	2,134,133
Hong Kong	1,262,324	6,710,968	—	7,973,292
India	2,581,592	—	—	2,581,592
Israel	244,992	—	—	244,992
Italy	—	4,555,687	—	4,555,687
Japan	—	35,261,040	—	35,261,040
New Zealand	—	1,702,803	—	1,702,803
Portugal	—	2,095,378	—	2,095,378
Singapore	—	3,338,386	—	3,338,386
South Africa	—	5,124,696	—	5,124,696
South Korea	2,607,127	2,017,592	—	4,624,719
Spain	—	5,886,204	—	5,886,204
Sweden	—	16,851,364	—	16,851,364
Switzerland	3,417,303	18,088,908	—	21,506,211
Taiwan	3,528,081	2,281,251	—	5,809,332
Turkey	—	1,494,866	—	1,494,866
United Kingdom	2,538,332	36,934,199	—	39,472,531
United States	2,750,566	—	—	2,750,566
Total Common Stocks	23,923,044	173,287,124	—	197,210,168
Preferred Stocks
Brazil	1,366,054	—	—	1,366,054
Total	$25,289,098	$173,287,124	$—	$198,576,222

Fair value of Level 2 and Level 1 investments at December 31, 2014 was $123,889,450 and $20,906,287, respectively. $1,033,342 was transferred out of Level 2 into Level 1 and $3,132,929 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Portfolio of Investments

March 31, 2015 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS — 95.5%
ARGENTINA — 1.0%
MercadoLibre, Inc.	43,500	$5,329,620

BRAZIL — 2.8%
Embraer SA ADR	304,077	9,350,368
JBS SA	1,310,800	5,827,968
		15,178,336
CAYMAN ISLANDS — 0.9%
Qunar Cayman Islands Ltd. ADR (a)	124,421	5,132,366

CHINA — 13.5%
Alibaba Group Holding Ltd. ADR (a)	155,371	12,933,082
Baidu, Inc. ADR (a)	23,200	4,834,880
Beijing Enterprises Holdings Ltd.	437,500	3,437,171
Dongfeng Motor Group Co., Ltd., Class H	1,166,000	1,864,945
Geely Automobile Holdings Ltd.	8,940,000	4,592,456
JD.com, Inc. ADR (a)	425,400	12,498,252
Tencent Holdings Ltd.	1,463,200	27,786,046
ZTE Corp., Class H	2,499,200	5,733,476
		73,680,308
EGYPT — 1.5%
Commercial International Bank Egypt SAE	475,627	3,506,140
Egyptian Financial Group - Hermes Holding SAE (a)	2,159,321	4,486,673
		7,992,813
GERMANY — 1.0%
Rocket Internet SE 144A (a)(b)	107,458	5,324,834

HONG KONG — 5.3%
AAC Technologies Holdings, Inc.	429,500	2,651,579
AIA Group Ltd.	894,600	5,616,733
China Taiping Insurance Holdings Co., Ltd. (a)	1,848,210	6,304,653
Haier Electronics Group Co., Ltd.	2,781,300	7,280,323
Lenovo Group Ltd.	4,826,000	7,032,490
		28,885,778

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

INDIA — 18.9%
Axis Bank Ltd.	959,410	$8,604,702
HCL Technologies Ltd.	725,591	11,334,970
Housing Development Finance Corp., Ltd.	225,200	4,734,866
ICICI Bank Ltd.	1,993,340	10,092,088
IDFC Ltd.	1,675,002	4,462,676
Infosys Ltd.	380,520	13,390,101
Just Dial Ltd.	125,859	2,661,662
Mahindra & Mahindra Ltd.	549,256	10,425,551
Oracle Financial Services Software Ltd.	35,750	1,862,328
Reliance Industries Ltd.	732,424	9,673,110
Shriram Transport Finance Co., Ltd.	401,010	7,146,698
Tata Consultancy Services Ltd.	114,242	4,662,233
Tech Mahindra Ltd.	1,365,901	13,743,859
		102,794,844
MALAYSIA — 1.3%
Public Bank Bhd	1,409,340	7,184,647

MEXICO — 3.6%
Cemex SAB de CV ADR, Participating Certificates (a)	1,433,782	13,577,916
Corp. GEO SAB de CV, Series B (a)*	3,528,000	0
Wal-Mart de Mexico SAB de CV	2,316,760	5,773,104
		19,351,020
SOUTH AFRICA — 3.2%
Naspers Ltd., N Shares	113,548	17,417,243

SOUTH KOREA — 16.8%
Dongbu Insurance Co., Ltd.	70,367	3,133,204
E-Mart Co., Ltd.	24,484	5,132,168
Fila Korea Ltd.	27,105	2,638,551
Hankook Tire Co., Ltd.	48,832	1,992,452
Hyundai Glovis Co., Ltd.	26,027	5,291,145
Hyundai Marine & Fire Insurance Co., Ltd.	125,721	2,810,823
Hyundai Mobis Co., Ltd.	18,746	4,152,344
Hyundai Wia Corp.	35,615	4,535,505
Interpark Corp.	209,500	1,710,152
LG Chem Ltd.	34,120	6,926,087
NAVER Corp.	9,968	6,013,727
NCSoft Corp.	18,680	3,050,235
Samsung Electronics Co., Ltd.	14,874	19,287,909
Samsung Fire & Marine Insurance Co., Ltd.	23,107	5,571,339
Samsung SDI Co., Ltd.	25,064	3,078,296
SK Hynix, Inc.	396,320	16,188,337
		91,512,274

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

TAIWAN — 20.8%
Advanced Semiconductor Engineering, Inc.	4,484,711	$6,072,898
Advantech Co., Ltd.	499,463	3,797,953
Airtac International Group	266,000	2,130,438
Asustek Computer, Inc.	588,000	5,911,161
China Life Insurance Co., Ltd.	14,907,555	12,987,353
Delta Electronics, Inc.	1,676,000	10,561,213
Hiwin Technologies Corp.	282,560	2,086,203
Hon Hai Precision Industry Co., Ltd.	5,243,696	15,349,035
Largan Precision Co., Ltd.	111,000	9,542,446
MediaTek, Inc.	791,000	10,683,058
Novatek Microelectronics Corp.	715,000	3,690,065
Siliconware Precision Industries Co., Ltd.	1,652,000	2,737,150
Taiwan Semiconductor Manufacturing Co., Ltd.	5,874,310	27,301,216
		112,850,189
TURKMENISTAN — 4.0%
Dragon Oil Plc.	2,476,704	21,848,542

UNITED STATES — 0.9%
Copa Holdings SA, Class A	48,356	4,882,505

Total Common Stocks (cost $425,018,771)		519,365,319

PREFERRED STOCKS — 3.4%
BRAZIL — 1.3%
Banco Bradesco SA	780,577	7,246,793
SOUTH KOREA — 2.1%
LG Chem Ltd.	10,598	1,447,966
Samsung Electronics Co., Ltd.	9,964	9,893,829
		11,341,795
Total Preferred Stocks (cost $15,487,888)		18,588,588

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Value

TOTAL INVESTMENTS — 98.9% (cost $440,506,659)	$537,953,907
Other assets less liabilities — 1.1%	5,764,633
NET ASSETS — 100.0%	$543,718,540

(a)              Non-income producing security.

(b)             144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2015, the net value of these securities was $5,324,834, representing 0.98% of net assets.

*                      Security is being fair valued by the Advisor’s valuation committee.

ADR  -  American Depositary Receipt.

At March 31, 2015, the aggregate cost of investment securities for income tax purposes was approximately $440,506,659. Net unrealized appreciation aggregated $97,447,248 of which $116,793,515 related to appreciated investment securities and $19,346,267 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$5,329,620	$—	$—	$5,329,620
Brazil	15,178,336	—	—	15,178,336
Cayman Islands	5,132,366	—	—	5,132,366
China	30,266,214	43,414,094	—	73,680,308
Egypt	—	7,992,813	—	7,992,813
Germany	5,324,834	—	—	5,324,834
Hong Kong	—	28,885,778	—	28,885,778
India	20,268,420	82,526,424	—	102,794,844
Malaysia	7,184,647	—	—	7,184,647
Mexico*	19,351,020	—	—	19,351,020
South Africa	—	17,417,243	—	17,417,243
South Korea	8,209,890	83,302,384	—	91,512,274
Taiwan	—	112,850,189	—	112,850,189
Turkmenistan	—	21,848,542	—	21,848,542
United States	4,882,505	—	—	4,882,505
Total Common Stocks	121,127,852	398,237,467	—	519,365,319
Preferred Stocks
Brazil	7,246,793	—	—	7,246,793
South Korea	—	11,341,795	—	11,341,795
Total Preferred Stocks	7,246,793	11,341,795	—	18,588,588
Total	$128,374,645	$409,579,262	$—	$537,953,907

* Includes a Level 3 security with a $0 fair market value.

Fair value of Level 2 and Level 1 investments at December 31, 2014 was $355,943,360 and $120,691,854, respectively. $8,496,248 was transferred out of Level 2 into Level 1 and $19,035,375 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Portfolio of Investments

March 31, 2015 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value

COMMON STOCKS — 98.9%
ARGENTINA — 0.1%
Arcos Dorados Holdings, Inc., Class A	189,578	$934,620

AUSTRALIA — 0.9%
Brambles Ltd.	728,609	6,371,831

BRAZIL — 0.4%
BM&FBovespa SA	860,100	2,999,456

CANADA — 2.4%
Fairfax Financial Holdings Ltd.	14,365	8,027,452
Ritchie Bros. Auctioneers, Inc.	161,080	4,017,335
Ultra Petroleum Corp. (a)	356,132	5,566,343
		17,611,130
CHINA — 4.4%
Alibaba Group Holding Ltd. ADR (a)	89,546	7,453,809
Baidu, Inc. ADR (a)	50,800	10,586,720
China Resources Enterprise Ltd.	1,726,000	3,384,079
Mindray Medical International Ltd. ADR	199,908	5,467,484
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,908,000	1,681,200
Tsingtao Brewery Co., Ltd., Class H	480,000	3,218,619
		31,791,911
DENMARK — 0.8%
Carlsberg A/S, B Shares	65,900	5,433,875
Jyske Bank A/S (a)	17,944	754,368
		6,188,243
GERMANY — 2.1%
Deutsche Boerse AG	62,931	5,135,713
SAP SE	140,042	10,121,828
		15,257,541
HONG KONG — 2.4%
AIA Group Ltd.	2,030,200	12,746,581
Jardine Matheson Holdings Ltd.	84,400	5,333,341
		18,079,922
INDIA — 1.5%
HDFC Bank Ltd. ADR	59,600	3,509,844
ICICI Bank Ltd. ADR	683,900	7,085,204
		10,595,048

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

IRELAND — 4.6%
Bank of Ireland (a)	19,031,593	$7,195,752
CRH Plc.	413,804	10,751,462
Ryanair Holdings Plc. ADR	227,517	15,191,310
		33,138,524
ITALY — 0.8%
Fiat Chrysler Automobiles NV (a)	366,003	5,941,695

JAPAN — 8.3%
CyberAgent, Inc.	100,000	5,727,728
Inpex Corp.	813,400	8,962,684
Japan Exchange Group, Inc.	142,600	4,128,672
MS&AD Insurance Group Holdings, Inc.	338,000	9,462,660
Olympus Corp. (a)	155,400	5,761,546
Rohm Co., Ltd.	77,500	5,295,798
SMC Corp.	25,300	7,533,424
THK Co., Ltd.	257,100	6,533,117
Tokyo Electron Ltd.	96,100	6,665,857
		60,071,486
NETHERLANDS — 0.5%
QIAGEN NV (a)	150,200	3,785,040

NORWAY — 1.1%
Schibsted ASA	135,419	7,830,607

RUSSIA — 0.3%
Sberbank of Russia ADR	446,162	1,955,512

SOUTH AFRICA — 3.7%
Naspers Ltd., N Shares	174,250	26,728,385

SOUTH KOREA — 2.1%
Samsung Electronics Co., Ltd. GDR Reg S	18,766	12,069,533
SK Hynix, Inc.	87,240	3,563,460
		15,632,993
SPAIN — 0.8%
Distribuidora Internacional de Alimentacion SA	732,393	5,715,543

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

SWEDEN — 3.1%
Atlas Copco AB, A Shares	24,477	$792,410
Atlas Copco AB, B Shares	290,416	8,575,813
Svenska Handelsbanken AB, A Shares	195,865	8,821,081
Volvo AB, B Shares	349,767	4,232,962
		22,422,266
SWITZERLAND — 3.9%
Coca-Cola HBC AG (a)	126,449	2,274,611
Compagnie Financiere Richemont SA	62,680	5,036,394
Nestle SA	164,814	12,410,896
Schindler Holding AG, Participating Certificates	53,290	8,844,102
		28,566,003
TAIWAN — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	711,600	16,708,368

TURKMENISTAN — 0.3%
Dragon Oil Plc.	239,496	2,112,743

UNITED KINGDOM — 6.8%
Aggreko Plc.	90,875	2,055,629
Bunzl Plc.	32,710	886,812
Hays Plc.	1,880,283	4,243,731
Prudential Plc.	995,830	24,711,854
Rolls-Royce Holdings Plc. (a)	530,320	7,479,575
Tullow Oil Plc.	110,623	463,753
Wolseley Plc.	167,009	9,870,941
		49,712,295

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

UNITED STATES — 45.3%
Amazon.com, Inc. (a)	40,962	$15,241,960
American Express Co.	74,293	5,803,769
Anthem, Inc.	107,814	16,647,560
C.H. Robinson Worldwide, Inc.	86,346	6,322,254
CarMax, Inc. (a)	166,204	11,469,738
Colgate-Palmolive Co.	104,316	7,233,271
Dolby Laboratories, Inc., Class A	178,968	6,829,419
eBay, Inc. (a)	157,589	9,089,734
EOG Resources, Inc.	104,945	9,622,407
Facebook, Inc., Class A (a)	52,278	4,298,036
Financial Engines, Inc.	81,402	3,405,046
First Republic Bank	205,849	11,751,919
FLIR Systems, Inc.	249,056	7,790,472
Google, Inc., Class C (a)	23,607	12,936,636
Harley-Davidson, Inc.	170,902	10,380,587
Howard Hughes Corp. (The) (a)	23,400	3,627,468
Intuitive Surgical, Inc. (a)	4,635	2,340,814
Leucadia National Corp.	152,600	3,401,454
Lincoln Electric Holdings, Inc.	104,908	6,859,934
M&T Bank Corp.	87,393	11,098,911
Markel Corp. (a)	17,003	13,074,627
Martin Marietta Materials, Inc.	54,959	7,683,268
MasterCard, Inc., Class A	102,861	8,886,162
Monsanto Co.	60,141	6,768,268
Moody’s Corp.	106,095	11,012,661
Myriad Genetics, Inc. (a)	212,556	7,524,482
NOW, Inc. (a)	214,729	4,646,736
Praxair, Inc.	42,472	5,128,069
QUALCOMM, Inc.	90,900	6,303,006
Royal Caribbean Cruises Ltd.	341,196	27,926,893
Seattle Genetics, Inc. (a)	105,900	3,743,565
TD Ameritrade Holding Corp.	395,390	14,732,231
Teradyne, Inc.	337,399	6,359,971
Tesla Motors, Inc. (a)	27,071	5,110,193
TripAdvisor, Inc. (a)	64,922	5,399,563
Twitter, Inc. (a)	46,699	2,338,686
Visa, Inc., Class A	137,752	9,010,358
Waters Corp. (a)	67,386	8,377,428
Xilinx, Inc.	145,301	6,146,232
Zillow Group, Inc., Class A (a)	32,691	3,278,907
		329,602,695

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Value

TOTAL INVESTMENTS — 98.9% (cost $606,022,060)	$719,753,857
Other assets less liabilities — 1.1%	8,020,463
NET ASSETS — 100.0%	$727,774,320

(a)              Non-income producing security.

ADR  -  American Depositary Receipt.

GDR  -  Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2015, the aggregate cost of investment securities for income tax purposes was approximately $606,022,060. Net unrealized appreciation aggregated $113,731,797 of which $133,776,381 related to appreciated investment securities and $20,044,584 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$934,620	$—	$—	$934,620
Australia	—	6,371,831	—	6,371,831
Brazil	2,999,456	—	—	2,999,456
Canada	17,611,130	—	—	17,611,130
China	23,508,013	8,283,898	—	31,791,911
Denmark	—	6,188,243	—	6,188,243
Germany	—	15,257,541	—	15,257,541
Hong Kong	—	18,079,922	—	18,079,922
India	10,595,048	—	—	10,595,048
Ireland	15,191,310	17,947,214	—	33,138,524
Italy	—	5,941,695	—	5,941,695
Japan	—	60,071,486	—	60,071,486
Netherlands	3,785,040	—	—	3,785,040
Norway	—	7,830,607	—	7,830,607
Russia	—	1,955,512	—	1,955,512
South Africa	—	26,728,385	—	26,728,385
South Korea	—	15,632,993	—	15,632,993
Spain	—	5,715,543	—	5,715,543
Sweden	—	22,422,266	—	22,422,266
Switzerland	—	28,566,003	—	28,566,003
Taiwan	16,708,368	—	—	16,708,368
Turkmenistan	—	2,112,743	—	2,112,743
United Kingdom	—	49,712,295	—	49,712,295
United States	329,602,695	—	—	329,602,695
Total	$420,935,680	$298,818,177	$—	$719,753,857

Fair value of Level 2 and Level 1 investments at December 31, 2014 was $255,484,691 and $358,386,925, respectively. $4,034,207 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Portfolio of Investments

March 31, 2015 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value

COMMON STOCKS — 98.2%
AUSTRALIA — 5.7%
Brambles Ltd.	107,694	$941,806
Cochlear Ltd.	25,470	1,750,978
Mesoblast Ltd. (a)	73,292	201,964
Seek Ltd.	79,000	1,024,293
Treasury Wine Estates Ltd.	126,506	491,528
		4,410,569
DENMARK — 4.6%
Carlsberg A/S, B Shares	16,384	1,350,965
Novo Nordisk A/S, B Shares	37,447	1,999,063
Novozymes A/S, B Shares	3,900	178,031
		3,528,059
FINLAND — 1.6%
Kone Oyj, B Shares	27,746	1,230,261

FRANCE — 1.1%
Legrand SA	15,268	827,030

GERMANY — 1.1%
adidas AG	10,880	859,117

HONG KONG — 4.1%
BOC Hong Kong Holdings Ltd.	274,000	977,211
Jardine Matheson Holdings Ltd.	26,800	1,693,525
Li & Fung Ltd.	504,000	492,126
		3,162,862
ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	45,400	80,812

ITALY — 2.6%
CNH Industrial NV	112,301	920,336
EXOR SpA	23,284	1,056,162
		1,976,498

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

JAPAN — 20.6%
Asahi Group Holdings Ltd.	44,300	$1,404,685
Kao Corp.	59,300	2,961,089
MS&AD Insurance Group Holdings, Inc.	70,400	1,970,921
Olympus Corp. (a)	38,100	1,412,580
Rakuten, Inc.	103,800	1,827,725
Sankyo Co., Ltd.	12,300	436,854
Shimano, Inc.	13,800	2,050,710
Shiseido Co., Ltd.	50,700	899,421
SMC Corp.	3,400	1,012,397
SUGI Holdings Co., Ltd.	10,400	514,344
THK Co., Ltd.	57,300	1,456,039
		15,946,765
NEW ZEALAND — 0.9%
Trade Me Group Ltd.	267,381	738,487

PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	70,915	892,375

SINGAPORE — 2.0%
United Overseas Bank Ltd.	93,433	1,566,139

SPAIN — 3.7%
Distribuidora Internacional de Alimentacion SA	175,729	1,371,377
Inditex SA	46,452	1,491,367
		2,862,744
SWEDEN — 11.4%
Atlas Copco AB, A Shares	21,389	692,440
Atlas Copco AB, B Shares	35,100	1,036,482
Investment AB Kinnevik, B Shares	67,788	2,262,919
Investor AB, B Shares	58,384	2,324,081
Svenska Handelsbanken AB, A Shares	54,720	2,464,399
		8,780,321
SWITZERLAND — 12.6%
Geberit AG	3,830	1,433,246
Mettler-Toledo International, Inc. (a)	4,218	1,386,246
Nestle SA	30,983	2,333,096
Roche Holding AG — Genusschein	8,570	2,354,968
Schindler Holding AG, Participating Certificates	7,995	1,326,864
UBS Group AG (a)	48,190	903,616
		9,738,036

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

UNITED KINGDOM — 22.5%
ASOS Plc. (a)	26,366	$1,411,281
Auto Trader Group Plc. 144A(a)(b)	140,828	525,914
BG Group Plc.	99,600	1,222,459
BHP Billiton Plc.	35,000	768,083
Burberry Group Plc.	29,772	764,556
Hargreaves Lansdown Plc.	98,000	1,671,601
Imagination Technologies Group Plc. (a)	158,405	495,331
Intertek Group Plc.	23,800	881,566
John Wood Group Plc.	94,630	888,161
Johnson Matthey Plc.	40,900	2,049,214
Jupiter Fund Management Plc.	100,246	608,207
KAZ Minerals Plc. (a)	96,700	307,136
Mitchells & Butlers Plc. (a)	142,603	884,108
Rightmove Plc.	37,799	1,676,898
Standard Chartered Plc.	62,181	1,007,123
Unilever Plc.	39,911	1,665,218
Weir Group Plc. (The)	20,800	524,856
		17,351,712
UNITED STATES — 2.5%
Coca-Cola Enterprises, Inc.	43,580	1,926,236

TOTAL INVESTMENTS — 98.2% (cost $75,069,554)		$75,878,023
Other assets less liabilities — 1.8%		1,385,148
NET ASSETS — 100.0%		$77,263,171

(a)              Non-income producing security.

(b)             144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2015, the net value of these securities was $525,914, representing 0.7% of net assets.

At March 31, 2015, the aggregate cost of investment securities for income tax purposes was approximately $75,069,554. Net unrealized appreciation aggregated $808,469 of which $4,722,582 related to appreciated investment securities and $3,914,113 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk Associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$4,410,569	$—	$4,410,569
Denmark	—	3,528,059	—	3,528,059
Finland	—	1,230,261	—	1,230,261
France	—	827,030	—	827,030
Germany	—	859,117	—	859,117
Hong Kong	492,126	2,670,736	—	3,162,862
Israel	80,812	—	—	80,812
Italy	—	1,976,498	—	1,976,498
Japan	—	15,946,765	—	15,946,765
New Zealand	—	738,487	—	738,487
Portugal	—	892,375	—	892,375
Singapore	—	1,566,139	—	1,566,139
Spain	—	2,862,744	—	2,862,744
Sweden	—	8,780,321	—	8,780,321
Switzerland	1,386,246	8,351,790	—	9,738,036
United Kingdom	1,021,243	16,330,469	—	17,351,712
United States	1,926,236	—	—	1,926,236
Total	$4,906,663	$70,971,360	$—	$75,878,023

Fair value of Level 2 and Level 1 investments at December 31, 2014 was $40,080,938 and $2,777,673, respectively. $337,627 was transferred out of Level 2 into Level 1 and $503,658 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Portfolio of Investments

March 31, 2015 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value

COMMON STOCKS — 97.1%
AUSTRALIA — 4.8%
Brambles Ltd.	401,592	$3,512,002
Cochlear Ltd.	114,051	7,840,626
Mesoblast Ltd. (a)	359,292	990,067
Seek Ltd.	284,030	3,682,657
Treasury Wine Estates Ltd.	418,722	1,626,907
		17,652,259
CHINA — 4.1%
Baidu, Inc. ADR (a)	36,900	7,689,960
JD.com, Inc. ADR (a)	67,700	1,989,026
Mindray Medical International Ltd. ADR	70,901	1,939,142
Tsingtao Brewery Co., Ltd., Class H	512,057	3,433,576
		15,051,704
DENMARK — 5.0%
Carlsberg A/S, B Shares	73,998	6,101,606
Novo Nordisk A/S, B Shares	171,199	9,139,250
Novozymes A/S, B Shares	66,545	3,037,712
		18,278,568
FINLAND — 1.3%
Kone Oyj, B Shares	103,362	4,583,083

FRANCE — 0.7%
Legrand SA	48,436	2,623,659

GERMANY — 1.1%
adidas AG	53,250	4,204,779

HONG KONG — 3.9%
BOC Hong Kong Holdings Ltd.	667,040	2,378,973
Cafe de Coral Holdings Ltd.	680,298	2,435,176
Jardine Matheson Holdings Ltd.	78,000	4,928,917
Jardine Strategic Holdings Ltd.	73,000	2,549,924
Li & Fung Ltd.	1,931,218	1,885,719
		14,178,709
INDIA — 1.4%
Mahindra & Mahindra Ltd. GDR	266,711	5,107,516

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	329,319	$586,188

ITALY — 2.4%
CNH Industrial NV	438,579	3,594,268
EXOR SpA	112,391	5,098,054
		8,692,322
JAPAN — 16.5%
Asahi Group Holdings Ltd.	153,000	4,851,393
Kao Corp.	164,900	8,234,124
MS&AD Insurance Group Holdings, Inc.	273,200	7,648,517
Olympus Corp. (a)	139,000	5,153,507
Rakuten, Inc.	448,600	7,899,014
Sankyo Co., Ltd.	54,400	1,932,101
Shimano, Inc.	58,700	8,722,948
Shiseido Co., Ltd.	253,300	4,493,555
SMC Corp.	12,300	3,662,495
SUGI Holdings Co., Ltd.	49,900	2,467,863
THK Co., Ltd.	218,500	5,552,260
		60,617,777
MEXICO — 0.7%
Wal-Mart de Mexico SAB de CV	1,025,900	2,556,427

NEW ZEALAND — 0.9%
Trade Me Group Ltd.	1,178,556	3,255,087

PHILIPPINES — 0.5%
Puregold Price Club, Inc.	1,995,000	1,853,577

PORTUGAL — 0.9%
Jeronimo Martins SGPS SA	252,574	3,178,320

SINGAPORE — 1.5%
United Overseas Bank Ltd.	341,011	5,716,083

SOUTH AFRICA — 3.4%
Clicks Group Ltd.	463,598	3,489,300
Naspers Ltd., N Shares	59,412	9,113,267
		12,602,567

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

SOUTH KOREA — 3.4%
Samsung Electronics Co., Ltd. GDR Reg S	10,513	$6,761,537
Samsung Fire & Marine Insurance Co., Ltd.	23,855	5,751,690
		12,513,227
SPAIN — 3.5%
Corporacion Financiera Alba SA	33,550	1,629,289
Distribuidora Internacional de Alimentacion SA	744,468	5,809,775
Inditex SA	165,758	5,321,753
		12,760,817
SWEDEN — 8.2%
Atlas Copco AB, B Shares	261,210	7,713,377
Investment AB Kinnevik, B Shares	286,751	9,572,407
Investor AB, B Shares	125,122	4,980,709
Svenska Handelsbanken AB, A Shares	175,513	7,904,497
		30,170,990
SWITZERLAND — 9.0%
Geberit AG	11,276	4,219,656
Mettler-Toledo International, Inc. (a)	16,226	5,332,675
Nestle SA	84,299	6,347,920
Roche Holding AG — Genusschein	38,002	10,442,649
Schindler Holding AG, Participating Certificates	24,842	4,122,822
UBS Group AG (a)	129,432	2,426,994
		32,892,716
TAIWAN — 3.2%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	821,879	4,730,590
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	304,741	7,155,319
		11,885,909
TURKEY — 1.2%
Turkiye Garanti Bankasi A/S ADR	1,328,694	4,451,125

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

UNITED KINGDOM — 18.1%
ASOS Plc. (a)	122,168	$6,539,233
Auto Trader Group PLC 144A (a)(b)	671,081	2,506,114
BG Group Plc.	463,944	5,694,302
BHP Billiton Plc.	124,321	2,728,251
Burberry Group Plc.	74,213	1,905,818
Hargreaves Lansdown Plc.	404,033	6,891,652
Imagination Technologies Group Plc. (a)	698,869	2,185,359
Intertek Group Plc.	88,675	3,284,576
John Wood Group Plc.	286,079	2,685,027
Johnson Matthey Plc.	115,389	5,781,340
Jupiter Fund Management Plc.	333,253	2,021,893
KAZ Minerals Plc. (a)	440,512	1,399,145
Mitchells & Butlers Plc. (a)	530,107	3,286,550
Rightmove Plc.	123,798	5,492,120
Standard Chartered Plc.	327,827	5,309,696
Unilever Plc.	157,338	6,564,657
Weir Group Plc. (The)	79,096	1,995,868
		66,271,601
UNITED STATES — 1.3%
Coca-Cola Enterprises, Inc.	104,833	4,633,619

Total Common Stocks (cost $327,739,438)		356,318,629

PREFERRED STOCKS — 0.6%
BRAZIL — 0.6%
Itau Unibanco Holding SA ADR (cost $2,393,840)	188,915	2,089,400

TOTAL INVESTMENTS — 97.7% (cost $330,133,278)		$358,408,029
Other assets less liabilities — 2.3%		8,346,488
NET ASSETS — 100.0%		$366,754,517

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

(a)              Non-income producing security.

(b)             144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2015, the net value of these securities was $2,506,114, representing 0.7% of net assets.

ADR  -  American Depositary Receipt.

GDR  -  Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2015, the aggregate cost of investment securities for income tax purposes was approximately $330,133,278. Net unrealized appreciation aggregated $28,274,751 of which $47,650,496 related to appreciated investment securities and $19,375,745 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk Associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$17,652,259	$—	$17,652,259
China	11,618,128	3,433,576	—	15,051,704
Denmark	—	18,278,568	—	18,278,568
Finland	—	4,583,083	—	4,583,083
France	—	2,623,659	—	2,623,659
Germany	—	4,204,779	—	4,204,779
Hong Kong	1,885,719	12,292,990	—	14,178,709
India	5,107,516	—	—	5,107,516
Israel	586,188	—	—	586,188
Italy	—	8,692,322	—	8,692,322
Japan	—	60,617,777	—	60,617,777
Mexico	2,556,427	—	—	2,556,427
New Zealand	—	3,255,087	—	3,255,087
Philippines	—	1,853,577	—	1,853,577
Portugal	—	3,178,320	—	3,178,320
Singapore	—	5,716,083	—	5,716,083
South Africa	—	12,602,567	—	12,602,567
South Korea	5,751,690	6,761,537	—	12,513,227
Spain	—	12,760,817	—	12,760,817
Sweden	—	30,170,990	—	30,170,990
Switzerland	5,332,674	27,560,042	—	32,892,716
Taiwan	7,155,319	4,730,590	—	11,885,909
Turkey	4,451,125	—	—	4,451,125
United Kingdom	4,691,473	61,580,128	—	66,271,601
United States	4,633,619	—	—	4,633,619
Total Common Stocks	53,769,878	302,548,751	—	356,318,629
Preferred Stocks
Brazil	2,089,400	—	—	2,089,400
Total	$55,859,278	$302,548,751	$—	$358,408,029

Fair value of Level 2 and Level 1 investments at December 31, 2014 was $302,184,213 and $62,081,365, respectively. $2,874,942 was transferred out of Level 2 into Level 1 and $8,261,700 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Portfolio of Investments

March 31, 2015 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value

COMMON STOCKS — 97.9%
CHINA — 21.5%
Alibaba Group Holding Ltd. ADR (a)	8,270	$688,395
Baidu, Inc. ADR (a)	11,466	2,389,514
Ctrip.com International Ltd. ADR (a)	15,143	887,683
New Oriental Education & Technology Group, Inc. ADR (a)	14,300	317,031
Tencent Holdings Ltd.	154,500	2,933,942
		7,216,565
DENMARK — 2.3%
Novozymes A/S, B Shares	16,935	773,066

FRANCE — 6.2%
Hermes International	1,435	506,674
Kering	5,297	1,034,070
L’Oreal SA	2,837	522,547
		2,063,291
GERMANY — 0.9%
Rocket Internet SE 144A (a)(b)	5,990	296,821

HONG KONG — 2.1%
AIA Group Ltd.	113,200	710,725

SPAIN — 5.0%
Inditex SA	52,109	1,672,989

SWEDEN — 2.3%
Atlas Copco AB, A Shares	23,738	768,486

UNITED KINGDOM — 4.0%
ARM Holdings Plc.	43,113	700,207
Burberry Group Plc.	24,135	619,796
		1,320,003

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

	Shares	Value

UNITED STATES — 53.6%
Amazon.com, Inc. (a)	8,059	$2,998,754
Bluebird Bio, Inc. (a)	2,602	314,244
Facebook, Inc., Class A (a)	24,128	1,983,684
Google, Inc., Class C (a)	3,023	1,656,604
Illumina, Inc. (a)	13,744	2,551,436
Intuitive Surgical, Inc. (a)	2,634	1,330,249
LendingClub Corp. (a)	17,300	339,945
LinkedIn Corp., Class A (a)	3,711	927,230
NetFlix, Inc. (a)	800	333,352
salesforce.com, Inc. (a)	10,898	728,095
Seattle Genetics, Inc. (a)	12,800	452,480
Splunk, Inc. (a)	9,275	549,080
Stratasys Ltd. (a)	5,700	300,846
Tesla Motors, Inc. (a)	6,413	1,210,582
TripAdvisor, Inc. (a)	6,143	510,913
Twitter, Inc. (a)	7,590	380,107
Whole Foods Market, Inc.	17,200	895,776
Workday, Inc., Class A (a)	5,990	505,616
		17,968,993
TOTAL INVESTMENTS — 97.9% (cost $30,487,276)		$32,790,939
Other assets less liabilities — 2.1%		713,958
NET ASSETS — 100.0%		$33,504,897

(a)              Non-income producing security.

(b)             144A securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2015, the net value of these securities was $296,821, representing 0.9% of net assets.

ADR  -  American Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

At March 31, 2015, the aggregate cost of investment securities for income tax purposes was approximately $30,487,276. Net unrealized appreciation aggregated $2,303,663 of which $3,079,819 related to appreciated investment securities and $776,156 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
China	$4,282,623	$2,933,942	$—	$7,216,565
Denmark	—	773,066	—	773,066
France	—	2,063,291	—	2,063,291
Germany	296,821	—	—	296,821
Hong Kong	—	710,725	—	710,725
Spain	—	1,672,989	—	1,672,989
Sweden	—	768,486	—	768,486
United Kingdom	—	1,320,003	—	1,320,003
United States	17,968,993	—	—	17,968,993
Total	$22,548,437	$10,242,502	$—	$32,790,939

There were no transfers between levels for the period beginning December 31, 2014 and ending March 31, 2015.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2014.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	May 21, 2015

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	May 21, 2015

* Print the name and title of each signing officer under his or her signature.